Collaboration Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of revenue

	Year Ended December 31,
(in thousands of $)	2024	2023	2022
Zai Lab	$4,348	$5,533	$4,238
AbbVie	–	30,000	–
Other	–	–	5,788
Total collaboration revenue	$4,348	$35,533	$10,026